Note 4 - Short-term Notes Payable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Short-term Debt [Text Block]
NOTE
4
– SHORT-TERM NOTES PAYABLE

From
July
through
September
2014,
we entered into a series of securities purchase agreements pursuant to which we issued approximately
$1.8
million original principal amount (subsequently reduced to approximately
$1.6
million aggregate principal amount in accordance with their terms) of convertible promissory notes (the
“2014
Convertible Notes”) and warrants exercisable for shares of our common stock for an aggregate purchase price of
$1,475,000.
Of this amount, we issued to SOK Partners, LLC, an affiliate of the Company,
$122,196
original principal amount of the
2014
Convertible Notes and warrants exercisable for
5,431
shares of our common stock for an aggregate purchase price of
$100,000.
In
April
and
May
2015,
we issued and sold to a private investor additional Convertible Notes in an aggregate original principal amount of
$275,000
for an aggregate purchase price of
$250,000,
containing terms substantially similar to the
2014
Convertible Notes (the
“2015
Convertible Notes” and, together with the
2014
Convertible Notes, the “Convertible Notes”). No warrants were issued with the
2015
Convertible Notes.

Under a provision in the existing agreements, upon effectiveness of a resale registration statement covering certain shares, on
September
9,
2014,
the principal amount of the notes was reduced by
11%,
to
$1,603,260
and the number of Warrants was reduced by
11%,
to
2,851
shares.

In connection with the Offering, the holders of the Convertible Notes agreed to not exercise their right to convert the Convertible Notes into shares of the Company’s common stock, in exchange for the Company’s agreement to redeem all of the outstanding Convertible Notes promptly following the consummation of the Offering at a redemption price equal to
140%
of the principal amount, plus accrued and unpaid interest to the redemption date. On
August
31,
2015,
the closing date of the offering, the Company redeemed the remaining
$933,074
aggregate principal amount of Convertible Notes plus interest and a
40%
redeemable premium, for a total payment of
$1,548,792.
Of this amount, approximately
$167,031
was paid to its affiliates in redemption of their Convertible Notes. Each holder of the Convertible Notes agreed to the foregoing terms and entered into an Amendment to Senior Convertible Notes and Agreement with the Company. As of
December
31,
2015,
none of the Convertible Notes were outstanding.